NET REVENUE	12 Months Ended
Dec. 31, 2018
NET REVENUE
NET REVENUE

13. NET REVENUE

Disaggregation of revenues

All of the Group’s revenues for the years ended December 31, 2016, 2017 and 2018 were generated within the PRC. The following table illustrates the disaggregation of the Group’s revenue streams by type of customers and nature of services the Group offered:

	Years Ended December 31,
	2016	2017	2018
Product Revenues	870,361	949,217	1,770,227
B2C Business	870,361	862,327	847,476
B2B Business	—	86,890	922,751
Service Revenues	3,476	10,269	15,743
MP Service	2,472	8,767	12,375
Other Services	1,004	1,502	3,368
Total	873,837	959,486	1,785,970

Contract balance

The typical contract term of MP service is no more than one year and the remaining unsatisfied performance obligation as of December 31, 2017 and 2018 was insignificant.

In some arrangements from which product revenue is generated, the Group receives advance payments from consumers and pharmacy customers before the product is delivered, which is recorded as advance from customers included in the accrued expenses and other current liabilities on the consolidated balance sheet. The movements of the Group’s accounts receivable and advances from customers are as follows:

	Accounts	Advances from
	Receivable	Customers
Opening Balance as of January 1, 2017	28,388	6,015
(Decrease)/increase, net	(7,990)	5,707
Ending Balance as of December 31, 2017	20,398	11,722
Increase/(decrease), net	8,171	3,767
Ending Balance as of December 31, 2018	28,569	15,489

Revenue amounted RMB6,015 and RMB11,722 were recognized in the years ended December 31, 2017 and 2018, respectively that were included in the balance of advance from customers at the beginning of the each year.